Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results from Operations

Selected quarterly results from operations for the years ended December 31, 2017 and 2016 are as follows (in thousands, except per share amounts):

	2017 Quarter Ended
	March 31	June 30	September 30	December 31
Operating expenses	$5,827	$5,644	$13,056	$11,606
Net loss	$(5,385)	$(5,705)	$(11,600)	$(11,187)
Basic and diluted net loss per common share	$(10.49)	$(11.13)	$(22.60)	$(1.68)

	2016 Quarter Ended
	March 31	June 30	September 30	December 31
Operating expenses	$3,869	$5,388	$9,389	$5,700
Net loss	$(3,500)	$(5,160)	$(8,994)	$(5,321)
Basic and diluted net loss per common share	$(6.83)	$(10.06)	$(17.52)	$(10.37)